OPERATING LEASES - Schedule of Operating Lease, Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Right Of Use Assets [Roll Forward]
Operating Lease, Right-of-Use Asset	$ 54,853	$ 205,328
Additions	143	31,152
Amortization	(8,034)	(19,809)
Impact of modification of operating leases		(161,818)
Impairment	(24,223)
Operating Lease, Right-of-Use Asset	22,739	54,853
Ship Finance International Ltd [Member]
Schedule Of Right Of Use Assets [Roll Forward]
Operating Lease, Right-of-Use Asset	23,973	198,405
Additions	0	3,545
Amortization	(1,918)	(16,159)
Impact of modification of operating leases		(161,818)
Impairment	(8,054)
Operating Lease, Right-of-Use Asset	14,001	23,973
Golden Hawk [Member]
Schedule Of Right Of Use Assets [Roll Forward]
Operating Lease, Right-of-Use Asset	2,803	3,844
Additions	0	0
Amortization	(1,042)	(1,041)
Impact of modification of operating leases		0
Impairment	(607)
Operating Lease, Right-of-Use Asset	1,154	2,803
Admiral Schmidt And Vitus Bering Leases [Member]
Schedule Of Right Of Use Assets [Roll Forward]
Operating Lease, Right-of-Use Asset	25,417	0
Additions	10	27,607
Amortization	(4,504)	(2,190)
Impact of modification of operating leases		0
Impairment	(15,562)
Operating Lease, Right-of-Use Asset	5,361	25,417
Office Leases [Member]
Schedule Of Right Of Use Assets [Roll Forward]
Operating Lease, Right-of-Use Asset	2,660	3,079
Additions	133	0
Amortization	(570)	(419)
Impact of modification of operating leases		0
Impairment	0
Operating Lease, Right-of-Use Asset	$ 2,223	$ 2,660